Capital Stock - Additional information (Detail) $ / shares in Units, $ in Thousands	Oct. 15, 2025 ARS ($) shares	Oct. 13, 2025 ARS ($) $ / shares shares	Oct. 08, 2025 ARS ($) $ / shares shares	Oct. 15, 2025 $ / shares	Oct. 13, 2025 $ / shares	Oct. 08, 2025 $ / shares
Disclosure of classes of share capital [line items]
Maximum amount of investment			$ 225,000,000,000
Percentage of maximum number of share in capital stock			10.00%
Par value per share | $ / shares						$ 7,500
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Par value per share | (per share)		$ 1	$ 1	$ 7,426.31	$ 7,490
Purchase of treasury shares	$ 156,747,150	$ 14,980,000
Number of shares acquired | shares	21,107	2,000	30,000,000